Revenue and Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of Entity Revenue and Reportable Segments [Abstract]
Revenue and Segment Information
6.	REVENUE AND SEGMENT INFORMATION
Revenue
The Group has not generated any revenue throughout the years ended December 31, 2020, 2021 and 2022.
Segment information
For the purposes of resources allocation and performance assessment, the Chief Executive Officer of the Company, being the chief operating decision maker, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating and reportable segment and no further analysis of this single segment is presented.
Geographical information
The Group did not record any revenue throughout the years ended December 31, 2020, 2021 and 2022 and the Group’s non-current
assets are located in the US and the PRC. Information about the Group’s non-current
assets, excluding rental deposits and time deposits with original maturity over three months, by geographical location of the assets is detailed below:

	As of December 31,
	2021	2022
	US$	US$
PRC	13,358	13,712
US	2,756	2,542

	16,114	16,254